Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Minimum Future Commitments (Table)

Amount
Lease Obligations (Bareboat Charter-in):
Year
December 31, 2021	17,630
December 31, 2022	28,010
December 31, 2023	31,974
December 31, 2024	32,062
December 31, 2025	31,974
December 31, 2026 and thereafter	232,130
Total	$373,780